CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2019		2020
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Cash on hand	Rp	—	37	—	19
Cash in banks
Related parties
PT Bank Mandiri (Persero) Tbk. (“Bank Mandiri”)	Rp	—	1,407	—	1,559
	US$	9	122	8	110
	EUR	1	23	2	28
	JPY	1	0	1	0
	HKD	0	1	2	3
	AU$	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk. (“BNI”)	Rp	—	1,033	—	1,129
	US$	6	86	5	72
	SGD	0	0	0	0
	EUR	0	0	—	—
PT Bank Rakyat Indonesia (Persero) Tbk. (“BRI”)	Rp	—	198	—	312
	US$	3	44	—	6
PT Bank Tabungan Negara (Persero) Tbk. (“BTN”)	Rp	—	51	—	43
PT Bank Pembangunan Daerah (“BPD”)	Rp	—	121	—	155
Others (each below Rp75 billion)	Rp	—	20	—	21
	US$	0	0	0	0
	SGD	—	—	0	0
Sub-total			3,106		3,438
Third parties
PT Bank CIMB Niaga Tbk. (“Bank CIMB Niaga”)	Rp	—	33	—	1,576
	US$	0	0	0	1
	MYR	—	—	1	4
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	14	188	36	504
	HKD	6	10	5	10
PT Bank HSBC Indonesia ("HSBC")	Rp	—	3	—	218
PT Bank Permata Tbk ("Bank Permata")	Rp	—	335	—	81
	US$	4	62	1	12
Standard Chartered Bank (“SCB”)	Rp	—	0	—	0
	US$	11	150	6	86
	SGD	1	7	8	81
Others (each below Rp75 billion)	Rp	—	401	—	260
	US$	8	113	8	108
	MYR	4	12	13	44
	TWD	0	13	42	21
	SGD	0	3	0	15
	EUR	1	17	0	5
	AU$	1	7	0	5
	MOP	0	1	—	—
	HKD	0	0	—	—
Sub-total			1,355		3,031
Total cash in banks			4,461		6,469
Time deposits
Related parties
BNI	Rp	—	2,693	—	3,039
	US$	32	450	27	385
Bank Mandiri	Rp	—	1,129	—	2,825
	US$	16	215	14	190
BRI	Rp	—	2,561	—	2,421
	US$	36	500	34	479
BTN	Rp	—	2,733	—	2,123
	US$	4	49	—	—
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (“BJB”)	Rp	—	1,394	—	919
	US$	—	—	6	80
Others (each below Rp75 billion)	Rp	—	11	—	10
Sub-total			11,735		12,471

Third parties
PT Bank Mega Tbk (“Bank Mega”)	Rp	0	400	—	379
	US$			9	131
PT Bank Maybank Indonesia Tbk. (“Maybank”)	Rp	0	14	—	12
	US$	5	70	35	494
PT Bank Sinarmas Tbk. ("Bank Sinarmas")	Rp	0	0	—	250
PT Bank Tabungan Pensiunan Nasional Tbk. (“BTPN”)	Rp	0	1	—	115
PT Bank Danamon Tbk. ("Bank Danamon")	Rp	0	1	—	101
PT Bank DBS Indonesia ("Bank DBS")	Rp	0	29	—	—
PT Bank CIMB Niaga Tbk (“Bank CIMB Niaga”)	Rp	—	992	—	42
	US$	29	398	—	—
Others (each below Rp75 billion)	Rp	0	32	—	35
	US$	8	42	5	71
	MYR	9	30	—	—
Sub-total			2,009		1,630
Total time deposits			13,744		14,101
Allowance for expected credit losses			(1)		(0)
Total			18,241		20,589

Interest rates per annum on time deposits are as follows:

	2019	2020
Rupiah	4.00% ‑ 9.25%	2.00% ‑ 8.25%
Foreign currencies	0.50% ‑ 3.30%	0.25% ‑ 2.80%

The related parties in which the Group places its funds are state-owned banks. The Group placed the majority of its cash and cash equivalents in these banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State.